NOTE 2 -SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Allowance for Loan and Lease Loss, Recovery of Bad Debts			$ 0	$ 137,749
Computer Equipment [Member]
Finite-Lived Intangible Asset, Useful Life			3 years
Telecommunications [Member]
Finite-Lived Intangible Asset, Useful Life			5 years
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Asset, Useful Life			5 years
Eight Customers [Member]
Concentration Risk, Percentage	87.00%
Five Customers [Member]
Concentration Risk, Percentage		87.00%
Seven Customers [Member]
Concentration Risk, Percentage			88.00%
Six Customers [Member]
Concentration Risk, Percentage				70.00%
No Bad Debt Risk Customers [Member]
Concentration Risk, Percentage			68.00%